Share Capital and Equity Reserve - Summary of Share-Based Compensation was Attributable to the Following Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	$ 16,677	$ 10,359
Cost of revenue
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	2,085	1,335
Sales and marketing
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	4,394	3,271
Research and development
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	5,038	1,626
General and administration
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	$ 5,160	$ 4,127